American Mutual Fund®
Investment portfolio
July 31, 2020
unaudited
Common stocks 92.55% Energy 4.68%	Shares	Value (000)
Baker Hughes Co., Class A	3,251,194	$50,361
BP PLC (ADR)	2,860,281	63,041
Canadian Natural Resources, Ltd. (CAD denominated)	11,501,217	202,900
Chevron Corp.	5,367,239	450,526
ConocoPhillips	4,656,659	174,112
Enbridge Inc.	8,296,542	265,489
Enbridge Inc. (CAD denominated)	3,284,570	105,125
EOG Resources, Inc.	7,918,346	370,975
Exxon Mobil Corp.	3,405,240	143,292
Royal Dutch Shell PLC, Class A (ADR)	2,290,901	68,292
Royal Dutch Shell PLC, Class B (ADR)	1,866,999	52,836
Schlumberger Ltd.	5,107,221	92,645
Suncor Energy Inc.	6,828,055	107,408
TC Energy Corp.	5,587,573	254,793
TC Energy Corp. (CAD denominated)	10,962,541	499,655
		2,901,450
Materials 3.80%
Air Products and Chemicals, Inc.	1,489,207	426,851
Barrick Gold Corp.	5,440,550	157,286
Dow Inc.	4,302,682	176,668
DuPont de Nemours Inc.	597,825	31,972
Linde PLC	4,337,209	1,063,093
LyondellBasell Industries NV	4,009,656	250,684
Mosaic Co.	2,398,444	32,307
Nutrien Ltd.	3,119,325	101,659
PPG Industries, Inc.	1,089,557	117,291
		2,357,811
Industrials 11.14%
Carrier Global Corp.	2,359,313	64,268
Caterpillar Inc.	1,363,864	181,230
CSX Corp.	6,545,400	466,949
Cummins Inc.	1,099,424	212,475
Deere & Company	1,709,035	301,320
Emerson Electric Co.	681,266	42,245
General Dynamics Corp.	4,319,815	633,890
Honeywell International Inc.	889,634	132,885
Illinois Tool Works Inc.	1,948,629	360,477
Johnson Controls International PLC	5,796,964	223,067
L3Harris Technologies, Inc.	529,323	89,101
Lockheed Martin Corp.	1,626,072	616,233
ManpowerGroup Inc.	754,605	51,909
Norfolk Southern Corp.	2,165,010	416,137
Northrop Grumman Corp.	1,399,881	454,975
Otis Worldwide Corp.	1,768,748	110,971
Raytheon Technologies Corp.	13,179,270	747,001
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RELX PLC (ADR)	1,988,295	$42,092
Stanley Black & Decker, Inc.	924,274	141,710
Union Pacific Corp.	4,133,167	716,484
United Parcel Service, Inc., Class B	3,434,249	490,273
Waste Connections, Inc.	2,012,683	206,038
Waste Management, Inc.	1,828,018	200,351
		6,902,081
Consumer discretionary 4.05%
Carnival Corp., units	3,111,158	43,183
Hasbro, Inc.	3,176,330	231,110
Home Depot, Inc.	5,007,520	1,329,446
Lowe’s Companies, Inc.	884,242	131,672
McDonald’s Corp.	999,144	194,114
NIKE, Inc., Class B	303,841	29,658
TJX Companies, Inc.	5,589,073	290,576
Williams-Sonoma, Inc.	2,997,430	261,136
		2,510,895
Consumer staples 9.15%
Church & Dwight Co., Inc.	2,737,946	263,746
Coca-Cola Company	9,453,479	446,582
Colgate-Palmolive Co.	993,348	76,687
Costco Wholesale Corp.	703,480	229,004
General Mills, Inc.	17,385,097	1,099,955
Hormel Foods Corp.	945,021	48,064
Kellogg Co.	1,750,950	120,798
Keurig Dr Pepper Inc.	22,343,937	683,501
Kroger Co.	7,315,329	254,500
McCormick & Co., Inc., nonvoting shares	1,432,125	279,121
Mondelez International, Inc.	8,717,049	483,709
Nestlé SA (ADR)	1,001,142	117,985
PepsiCo, Inc.	2,682,022	369,207
Procter & Gamble Company	8,828,141	1,157,546
Walgreens Boots Alliance, Inc.	930,103	37,865
		5,668,270
Health care 18.57%
Abbott Laboratories	12,367,759	1,244,691
AbbVie Inc.	10,741,526	1,019,478
Amgen Inc.	6,443,420	1,576,512
AstraZeneca PLC (ADR)	8,036,392	448,270
Baxter International Inc.	870,944	75,232
Cardinal Health, Inc.	794,819	43,413
Danaher Corp.	624,450	127,263
Eli Lilly and Company	3,101,106	466,065
Gilead Sciences, Inc.	29,154,186	2,027,091
GlaxoSmithKline PLC (ADR)	15,891,012	640,726
Johnson & Johnson	1,431,083	208,595
Medtronic PLC	2,634,874	254,213
Merck & Co., Inc.	10,152,931	814,671
Novartis AG	770,896	63,615
Novartis AG (ADR)	2,336,894	191,952
Pfizer Inc.	7,087,345	272,721
Roche Holding AG (ADR)	1,326,305	57,164
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Stryker Corp.	833,411	$161,098
Thermo Fisher Scientific Inc.	473,552	196,027
UnitedHealth Group Inc.	4,594,059	1,390,989
Zimmer Biomet Holdings, Inc.	1,656,732	223,427
		11,503,213
Financials 11.17%
Aon PLC, Class A	2,023,661	415,296
Bank of America Corp.	3,486,374	86,741
Bank of Montreal	669,084	36,605
Bank of New York Mellon Corp.	9,391,622	336,690
Berkshire Hathaway Inc., Class B1	684,364	133,985
BlackRock, Inc.	312,911	179,927
Chubb Ltd.	2,055,784	261,578
CME Group Inc., Class A	3,386,693	562,801
Great-West Lifeco Inc. (CAD denominated)	9,788,940	173,058
Intercontinental Exchange, Inc.	3,347,423	323,964
JPMorgan Chase & Co.	8,996,738	869,445
KeyCorp	6,516,987	78,269
Marsh & McLennan Companies, Inc.	4,542,199	529,620
Nasdaq, Inc.	716,828	94,127
PNC Financial Services Group, Inc.	2,836,430	302,562
Principal Financial Group, Inc.	3,297,173	139,899
Progressive Corp.	1,998,286	180,525
S&P Global Inc.	654,801	229,344
State Street Corp.	6,714,259	428,302
Toronto-Dominion Bank	2,328,603	103,110
Toronto-Dominion Bank (CAD denominated)	8,793,001	389,086
Travelers Companies, Inc.	2,603,719	297,917
Truist Financial Corp.	12,988,445	486,547
U.S. Bancorp	1,998,286	73,617
Wells Fargo & Company	4,949,680	120,079
Willis Towers Watson PLC	422,563	88,742
		6,921,836
Information technology 13.05%
Accenture PLC, Class A	2,600,401	584,518
Amphenol Corp., Class A	1,209,164	127,881
Analog Devices, Inc.	1,909,748	219,335
Apple Inc.	2,330,125	990,396
Applied Materials, Inc.	460,359	29,615
Automatic Data Processing, Inc.	1,065,442	141,608
Cisco Systems, Inc.	6,421,604	302,457
Fidelity National Information Services, Inc.	101,947	14,916
Intel Corp.	13,207,932	630,415
International Business Machines Corp.	1,699,110	208,889
Intuit Inc.	377,802	115,747
KLA Corp.	483,443	96,606
Mastercard Inc., Class A	96,212	29,684
Maxim Integrated Products, Inc.	2,363,262	160,914
Microsoft Corp.	12,860,756	2,636,584
NetApp, Inc.	4,714,857	208,868
Paychex, Inc.	3,798,411	273,182
QUALCOMM Inc.	3,168,017	334,574
Samsung Electronics Co., Ltd. (GDR)	16,985	20,484
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,769,375	$218,476
Texas Instruments Inc.	2,098,237	267,630
Visa Inc., Class A	1,290,912	245,790
Western Union Company	9,239,045	224,324
		8,082,893
Communication services 5.90%
Activision Blizzard, Inc.	2,527,549	208,851
AT&T Inc.	2,323,010	68,715
BCE Inc.	999,144	41,894
BCE Inc. (CAD denominated)	5,122,383	214,770
Comcast Corp., Class A	40,351,923	1,727,062
TELUS Corp.	18,296,452	317,314
Verizon Communications Inc.	18,537,415	1,065,531
ViacomCBS Inc., Class B	370,311	9,654
		3,653,791
Utilities 7.79%
American Electric Power Company, Inc.	6,535,063	567,766
CenterPoint Energy, Inc.[2]	27,117,141	515,497
CMS Energy Corp.	4,563,853	292,908
Consolidated Edison, Inc.	1,499,215	115,185
Dominion Energy, Inc.	5,620,774	455,451
DTE Energy Company	1,973,466	228,192
Edison International	3,677,725	204,739
Entergy Corp.	727,319	76,463
Exelon Corp.	11,097,890	428,490
National Grid PLC (ADR)	1,599,162	94,527
NextEra Energy, Inc.	1,898,822	532,999
PPL Corp.	521,703	13,888
Public Service Enterprise Group Inc.	8,932,989	499,711
Sempra Energy	2,050,542	255,210
Xcel Energy Inc.	7,866,858	543,128
		4,824,154
Real estate 3.25%
Crown Castle International Corp. REIT	2,158,150	359,764
Digital Realty Trust, Inc. REIT	7,272,079	1,167,459
Extra Space Storage Inc. REIT	860,249	88,898
Kimco Realty Corp. REIT	10,657,941	118,836
Prologis, Inc. REIT	924,926	97,506
Public Storage REIT	402,689	80,489
Ventas, Inc. REIT	2,608,364	100,057
		2,013,009
Total common stocks (cost: $40,801,617,000)		57,339,403
Preferred securities 0.05% Financials 0.02%
U.S. Bancorp, Series F, 6.50% noncumulative, preferred depositary shares	386,668	10,332
American Mutual Fund — Page 4 of 8

unaudited
Preferred securities (continued) Information technology 0.03%	Shares	Value (000)
Samsung Electronics Co., Ltd., preferred shares (GDR)	20,999	$21,503
Total preferred securities (cost: $27,876,000)		31,835
Convertible stocks 0.36% Industrials 0.05%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	326,320	31,151
Health care 0.24%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	121,456	148,788
Utilities 0.07%
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	449,338	45,895
Total convertible stocks (cost: $203,748,000)		225,834
Bonds, notes & other debt instruments 1.00% U.S. Treasury bonds & notes 0.92% U.S. Treasury 0.92%	Principal amount (000)
U.S. Treasury 1.375% 2021	$562,750	568,609
Corporate bonds, notes & loans 0.08% Consumer discretionary 0.05%
Booking Holdings Inc. 4.10% 2025	30,000	34,172
Financials 0.03%
JPMorgan Chase & Co., Series I, junior subordinated, 3.738% (3-month USD-LIBOR + 3.47% on 7/30/2020)[3]	18,412	17,678
Total corporate bonds, notes & loans		51,850
Total bonds, notes & other debt instruments (cost: $609,358,000)		620,459
Short-term securities 5.82% Money market investments 5.82%	Shares
Capital Group Central Cash Fund 0.16%[4,5]	36,065,879	3,606,949
Total short-term securities (cost: $3,606,228,000)		3,606,949
Total investment securities 99.78% (cost: $45,248,827,000)		61,824,480
Other assets less liabilities 0.22%		134,898
Net assets 100.00%		$61,959,378
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates5

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Short-term securities 5.82%
Money market investments 5.82%
Capital Group Central Cash Fund 0.16%[4]	80,350,209	44,089,345	88,373,675	36,065,879	$573	$(785)	$54,122	$3,606,949
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $242,770,000, which represented .39% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	Rate represents the seven-day yield at 7/31/2020.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
American Mutual Fund — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Mutual Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,901,450	$—	$—	$2,901,450
Materials	2,357,811	—	—	2,357,811
Industrials	6,902,081	—	—	6,902,081
Consumer discretionary	2,510,895	—	—	2,510,895
Consumer staples	5,668,270	—	—	5,668,270
Health care	11,503,213	—	—	11,503,213
Financials	6,921,836	—	—	6,921,836
Information technology	8,082,893	—	—	8,082,893
Communication services	3,653,791	—	—	3,653,791
Utilities	4,824,154	—	—	4,824,154
Real estate	2,013,009	—	—	2,013,009
Preferred securities	31,835	—	—	31,835
Convertible stocks	225,834	—	—	225,834
Bonds, notes & other debt instruments	—	620,459	—	620,459
Short-term securities	3,606,949	—	—	3,606,949
Total	$61,204,021	$620,459	$—	$61,824,480
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-003-0920O-S78108	American Mutual Fund — Page 8 of 8